Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of inventories [abstract]
Summary of Inventories
As of June 30, 2024 and December 31, 2023, inventories were as follows:

	June 30, 2024		December 31, 2023
Refined and petrochemicals products	Ps.	45,560,793	Ps.	51,455,826
Crude oil	28,227,592		28,428,427
Products in transit	22,955,930		25,510,618
Materials and products in stock	6,640,238		5,870,013
Gas and condensate products	149,592		160,180
Materials in transit	24,060		610,928
	Ps.	103,558,205	Ps.	112,035,992